Stock-Based Compensation - Schedule of Stock Options and RSUs Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock Option [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense	$ (66)	$ 18,095	$ 957	$ 37,535	$ 49,494	$ 115,155
Stock Option [Member] | Technology [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense		1,658		3,203	2,639	7,638
Stock Option [Member] | Sales and marketing [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense	35	335	69	831	1,168	2,640
Stock Option [Member] | Supply development [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense	(393)	220	84	431	1,904	973
Stock Option [Member] | Fulfillment [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense	292		804	869	1,976	2,781
Stock Option [Member] | General and administrative [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense		15,882		32,201	$ 41,807	$ 101,123
RSU [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense	1,869	61,542	16,747	136,027
RSU [Member] | Technology [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense	(184)	22,833	2,691	49,776
RSU [Member] | Sales and marketing [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense	(23)	9,508	8,785	25,417
RSU [Member] | Supply development [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense		52		277
RSU [Member] | Fulfillment [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense	2,076	8,217	8,891	17,728
RSU [Member] | General and administrative [Member]
Schedule of Stock Options and RSUs Compensation Expense [Line Items]
Total stock options expense		$ 20,932	$ (3,620)	$ 42,829